Intangible Assets (Details) - Schedule of intangible assets, net of accumulated amortization - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost	$ 38,975	$ 38,975
Accumulated Amortization	(9,474)	(8,484)
Net	29,501	30,491
Acquired patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	99	99
Accumulated Amortization	(99)	(85)
Net		14
IPR&D Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	38,876	38,876
Accumulated Amortization	(9,375)	(8,399)
Net	$ 29,501	$ 30,477